Segment Information (Tables)	12 Months Ended
Mar. 31, 2026
TextBlock1 [Abstract]
Summary of Segment Information
Segment information as of and for the years ended March 31, 2024, 2025 and 2026 is as follows:
As of and for the year ended March 31, 2024

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Products and Other Businesses	Segment Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥3,220,168	¥13,567,565	¥3,248,808	¥392,261	¥20,428,802	¥—	¥20,428,802
Intersegment	—	223,950	2,976	30,068	256,994	(256,994)	—

Total	3,220,168	13,791,515	3,251,784	422,329	20,685,796	(256,994)	20,428,802

Segment profit (loss)	¥556,232	¥560,649	¥273,978	¥(8,882)	¥1,381,977	¥—	¥1,381,977

Share of profit (loss) of investments accounted for using the equity method	¥53,843	¥55,392	¥—	¥1,582	¥110,817	¥—	¥110,817
Segment assets	2,047,270	11,690,446	14,118,371	585,301	28,441,388	1,332,762	29,774,150
Investments accounted for using the equity method	119,598	1,076,481	—	10,889	1,206,968	—	1,206,968
Depreciation and amortization	72,590	655,250	834,246	17,400	1,579,486	—	1,579,486
Capital expenditures	74,006	598,475	2,451,930	16,768	3,141,179	—	3,141,179
Impairment losses on non-financial assets	33	44,652	14,646	61	59,392	—	59,392
Provision (reversal) for credit and lease residual losses on receivables from financial services	—	—	50,057	—	50,057	—	50,057
As of and for the year ended March 31, 2025

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Products and Other Businesses	Segment Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥3,626,603	¥14,169,240	¥3,507,766	¥385,158	¥21,688,767	¥—	¥21,688,767
Intersegment	—	298,616	4,457	29,452	332,525	(332,525)	—

Total	3,626,603	14,467,856	3,512,223	414,610	22,021,292	(332,525)	21,688,767

Segment profit (loss)	¥663,443	¥243,853	¥315,634	¥(9,444)	¥1,213,486	¥—	¥1,213,486

Share of profit (loss) of investments accounted for using the equity method	¥59,060	¥(59,867)	¥—	¥1,789	¥982	¥—	¥982
Segment assets	2,248,809	11,874,764	15,713,348	576,347	30,413,268	362,599	30,775,867
Investments accounted for using the equity method	107,889	1,117,102	—	17,623	1,242,614	—	1,242,614
Depreciation and amortization	72,443	642,506	881,500	16,356	1,612,805	—	1,612,805
Capital expenditures	94,688	797,831	3,125,821	18,468	4,036,808	—	4,036,808
Impairment losses on non-financial assets	99	18,477	20,660	69	39,305	—	39,305
Provision (reversal) for credit and lease residual losses on receivables from financial services	—	—	70,963	—	70,963	—	70,963

As of and for the year ended March 31, 2026

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Products and Other Businesses	Segment Total	Reconciling Items	Consolidated
Sales revenue:
External customers	¥4,018,837	¥13,863,362	¥3,529,484	¥384,927	¥21,796,610	¥—	¥21,796,610
Intersegment	—	303,548	3,259	35,449	342,256	(342,256)	—

Total	4,018,837	14,166,910	3,532,743	420,376	22,138,866	(342,256)	21,796,610

Segment profit (loss)	¥731,926	¥(1,411,140)	¥275,532	¥(10,664)	¥(414,346)	¥—	¥(414,346)

Share of profit (loss) of investments accounted for using the equity method	¥65,206	¥(228,369)	¥—	¥1,083	¥(162,080)	¥—	¥(162,080)
Segment assets	2,713,735	12,484,767	17,282,581	593,582	33,074,665	434,620	33,509,285
Investments accounted for using the equity method	106,438	1,005,559	—	16,121	1,128,118	—	1,128,118
Depreciation and amortization	74,343	601,267	958,880	16,055	1,650,545	—	1,650,545
Capital expenditures	135,989	879,031	2,766,150	23,539	3,804,709	—	3,804,709
Impairment losses on non-financial assets	95	605,150	81,833	4,928	692,006	—	692,006
Provision (reversal) for credit and lease residual losses on receivables from financial services	—	—	87,920	—	87,920	—	87,920

Explanatory notes:

1.
Segment profit (loss) of each segment is measured in a consistent manner with consolidated operating profit (loss), which is profit (loss) before income taxes before share of profit (loss) of investments accounted for using the equity method and finance income and finance costs. Expenses not directly associated with specific segments are allocated based on the most reasonable measures applicable.

2.
Segment assets of each segment are defined as total assets including investments accounted for using the equity method, derivatives, and deferred tax assets. Segment assets are based on those directly associated with each segment and those not directly associated with specific segments are allocated based on the most reasonable measures applicable except for the corporate assets described below.

3.	Intersegment sales revenues are generally made at values that approximate arm’s-length prices.
4.
Reconciling items include elimination of intersegment transactions and balances as well as unallocated corporate assets. Unallocated corporate assets, included in reconciling items as of March 31, 2024, 2025 and 2026 amounted to ¥1,573,834 million, ¥979,954 million and ¥
976,245
million, respectively, which consist primarily of the Company’s cash and cash equivalents and financial assets measured at fair value through other comprehensive income.

5.
Provisions for product warranties accrued for the years ended March 31, 2024, 2025 and 2026 are ¥536,590 million, ¥454,502 million and ¥
319,613
million, respectively. These are mainly included in Automobile business.

6.
The amounts of write-down of inventories recognized as an expense for the years ended March 31, 2024, 2025 and 2026 are ¥12,220 million, ¥120,919 million and ¥
49,804
million respectively. These are mainly included in Automobile business.

7.	Right-of-use assets are not included in Capital expenditures.
8.
The assets and liabilities related to a group of subsidiaries primarily engaged in the manufacture and sale of automobile parts are classified as held for sale as a disposal group in accordance with IFRS 5, “Non-current Assets Held for Sale and Discontinued Operations,” for the year ended March 31, 2026. Accordingly, an impairment loss of ¥48,328 million is recognized in cost of sales in the consolidated statements of income for the year ended March 31, 2026. The disposal group is mainly attributable to the Automobile business. The carrying amount of the assets classified as part of the disposal group after the recognition of the impairment loss amounts to ¥106,097 million as of March 31, 2026 and is included in “Other current assets” in the consolidated statements of financial position. In addition, the carrying amount of the liabilities classified as part of the disposal group is included in “Other current liabilities” in the consolidated statements of financial position and is immaterial. The balances of each class of assets and liabilities included in the disposal group are individually immaterial and have been omitted.

Sales Revenue by Product or Service Groups
Sales revenue by product or service groups of Honda for the years ended March 31, 2024, 2025 and 2026 is as follows:

	Yen (millions)
	2024	2025	2026
Motorcycles, all-terrain vehicles (ATVs), side-by-sides (SxS) and relevant parts	¥3,220,168	¥3,626,603	¥4,018,837
Automobiles and relevant parts	15,227,546	15,818,947	15,327,187
Financial services	1,588,827	1,858,059	2,065,659
Power products and relevant parts	292,563	285,253	281,311
Others	99,698	99,905	103,616

Total	¥20,428,802	¥21,688,767	¥21,796,610

Sales Revenue and Carrying Amounts of Non-current Assets Other Than Financial Instruments and Deferred Tax Assets Based on Location
The sales revenue and carrying amounts of
non-current
assets other than financial instruments, deferred tax assets and net defined benefit assets based on the location of the Company and its subsidiaries as of and for the years ended March 31, 2024, 2025 and 2026 are as follows:
As of and for the year ended March 31, 2024

	Yen (millions)
	Japan	United States	Other Countries	Total
Sales revenue	¥2,634,505	¥10,343,985	¥7,450,312	¥20,428,802
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	¥3,054,330	¥4,914,193	¥1,822,125	¥9,790,648
As of and for the year ended March 31, 2025

	Yen (millions)
	Japan	United States	Other Countries	Total
Sales revenue	¥2,845,609	¥11,388,564	¥7,454,594	¥21,688,767
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	¥3,329,692	¥5,441,006	¥1,699,183	¥10,469,881
As of and for the year ended March 31, 2026

	Yen (millions)
	Japan	United States	Other Countries	Total
Sales revenue	¥2,882,484	¥11,160,904	¥7,753,222	¥21,796,610
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	¥3,212,461	¥5,834,391	¥1,722,783	¥10,769,635